Intangible Asset - Schedule of Carrying Value of the Intangible Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Value of the Intangible Asset [Line Items]
Balance at beginning	$ 1,479	$ 3,189	$ 4,717
Loss on impairment of intangible asset	(115)	(1,344)	(1,042)
Amortization of intangible asset	(194)	(366)	(486)
Balance at ending	$ 1,170	$ 1,479	$ 3,189